Director
Securities Operations

[redacted]

NYSE Group

07054650

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

1-33434

May 14, 2007 CERTNYS

RECD S.E.C.
MAY 1 4 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Credit Suisse, $1,250,000,000 5.860% Fixed to Floating Rate Tier 1 Capital Notes and $750,000,000 Floating Rate Tier 1 Capital Notes and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 14, 2007. Tentative listing date – May 15, 2007.

Sincerely,

PROCESSED
MAY 18 2007
THOMSON
FINANCIAL

END